RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Management's estimate one [Member]
Statement [Line Items]
Risk free interest rate	5.96%	5.96%
Inflation rate	3.15%	3.15%
Management's Estimate [Member]
Statement [Line Items]
Reclamation provision	$ 829	$ 808
Reclamation provision undiscounted value	$ 1,252	$ 1,275